ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2013
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2012	2013
	US$	US$

Accounts receivable	6,173	5,291
Less: allowance for doubtful accounts	(2,092)	(1,773)

Accounts receivable, net	4,081	3,518

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2012	2013
	US$	US$

Balance at beginning of year	3,190	2,092
Charged to expenses	211	(371)
Write-off of accounts receivable	(1,361)	—
Foreign currency adjustment	52	52

Balance at end of the year	2,092	1,773